VANECK OFFICE AND COMMERCIAL REIT ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 98.7%
Equity Real Estate Investment Trusts (REITs) :
1.5%
EastGroup Properties, Inc. 202 $ 35,582
Underline
Real Estate Investment Trusts : 97.2%
American Assets Trust, Inc. 3,061 61,649
Brandywine Realty Trust 9,469 42,232
BXP, Inc. 3,498 235,031
COPT Defense Properties 3,865 105,399
Cousins Properties, Inc. 7,646 225,557
Douglas Emmett, Inc. 6,478 103,648
Easterly Government
Properties, Inc. 6,107 64,734
Empire State Realty Trust, Inc. 8,504 66,501
Highwoods Properties, Inc. 3,650 108,186
Hudson Pacific Properties, Inc. 7,340 21,653
JBG SMITH Properties † 3,517 56,659
Kilroy Realty Corp. 6,049 198,165
Kimco Realty Corp. 2,153 45,730
Net Lease Office Properties * 934 29,309
Paramount Group, Inc. 12,506 53,776
Piedmont Office Realty Trust,
Inc. 8,298 61,156
Number
of Shares Value
Real Estate Investment Trusts (continued)
Prologis, Inc. 799 $ 89,320
Realty Income Corp. 1,641 95,194
Regency Centers Corp. 427 31,496
Rexford Industrial Realty, Inc. 609 23,842
Simon Property Group, Inc. 558 92,673
SL Green Realty Corp. 3,579 206,508
Vornado Realty Trust 6,187 228,857
WP Carey, Inc. 791 49,920
2,297,195
Total Common Stocks
(Cost: $2,403,017) 2,332,777
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 2.2%
Money Market Fund: 2.2%
(Cost: $51,225)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 51,225 51,225
Total Investments: 100.9%
(Cost: $2,454,242) 2,384,002
Liabilities in excess of other assets: (0.9)% (20,160)
NET ASSETS: 100.0% $ 2,363,842
† Security fully or partially on loan. Total market value of securities on loan is $50,698.
* Non-income producing